Commitments and Contingencies Commitments and Contingencies Narrative Tagging (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2014 USD ($) Unit	Dec. 31, 2013 USD ($) Unit parkingstalls
Property loan receivable, gross			$ 22,191,515	$ 21,549,927
Long-term Debt			76,707,834	$ 57,087,320
Foundation for Affordable Housing [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 2,800,000
Number of Units in Real Estate Property | Unit			96	96
Property loan receivable, gross			$ 1,560,553	$ 1,603,083
Debt Instrument, Interest Rate, Stated Percentage				9.00%
Greens of Pine Glen [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			1,300,000
Property loan receivable, gross			$ 850,000	$ 876,000
Percentage of Loss Contingency, Range of Possible Loss, Maximum			75.00%
Ohio Properties [Member]
Property loan receivable, gross			$ 2,390,447	$ 2,361,447
Percentage of Loss Contingency, Range of Possible Loss, Maximum			75.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			25.00%
Loss Contingency, Range of Possible Loss, Maximum			$ 4,900,000
The 50/50 Student Housing--UNL [Member]
Number of Units in Real Estate Property | Unit				475
Operating Leases, Rent Expense				$ 100
Number of Parking Stalls | parkingstalls				1,605
Estimated Total Cost of Construction				$ 33,800,000
Available-for-sale Securities [Member] | Villas at Plano Gateway [Member]
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Available-For-Sale Securities, Gross Unrealized Loss MTM			$ 1,100,000
Long-term Purchase Commitment, Amount			20,000,000
Available-for-sale Securities [Member] | 15 West Apartments [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.30%
Available-For-Sale Securities, Gross Unrealized Loss MTM	$ 809,000
Long-term Purchase Commitment, Amount	$ 9,900,000
Available-for-sale Securities [Member] | Silver Moon [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Long-term Purchase Commitment, Amount		$ 8,000,000
Forward Bond Commitment, Gross Unrealized Loss			$ 400,000	$ (600,000)
Taxable Municipal Bonds [Member] | Silver Moon [Member]
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Long-term Purchase Commitment, Amount		$ 500,000